Derivative Financial Instruments - Summary of Information About Hedging Ineffectiveness by Risk Category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value hedges
Disclosure of detailed information about hedges
Change in FV of hedging instruments	£ 846	£ (299)
Change in FV of hedged items	(804)	364
Recognised in income statement	42	65
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	868	(358)
Change in FV of hedged items	(838)	384
Recognised in income statement	30	26
Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(22)	59
Change in FV of hedged items	34	(20)
Recognised in income statement	12	39
Cash flow hedges
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(909)	927
Change in FV of hedged items	875	(974)
Recognised in OCI	875	(973)
Recognised in income statement	(34)	(46)
Reclassified from reserves to income	(359)	803
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(312)	185
Recognised in OCI	306	(179)
Recognised in income statement	(6)	6
Reclassified from reserves to income	70	33
Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(54)	(42)
Recognised in OCI	54	38
Recognised in income statement	0	(4)
Reclassified from reserves to income	(158)	2
Cash flow hedges | Equity risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(1)	2
Recognised in OCI	1	(2)
Recognised in income statement	0	0
Reclassified from reserves to income	2	(5)
Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(542)	782
Recognised in OCI	514	(830)
Recognised in income statement	(28)	(48)
Reclassified from reserves to income	£ (273)	£ 773